Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-1

Collection Period	12/01/17-12/31/17
Determination Date	1/9/2018
Distribution Date	1/16/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$523,433,813.55
2.	Collections allocable to Principal		$17,396,652.05
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,236,358.16
5.	Pool Balance on the close of the last day of the related Collection Period		$504,800,803.34
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		40,944
7.	Initial Pool Balance		$1,140,000,021.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$336,593,813.42	$317,960,803.21
	e. Class A-4 Note Balance	$104,200,000.00	$104,200,000.00
	f. Class B Note Balance	$20,000,000.00	$20,000,000.00
	g. Class C Note Balance	$23,900,000.00	$23,900,000.00
	h. Class D Note Balance	$31,900,000.00	$31,900,000.00
	i. Note Balance (sum a - h)	$516,593,813.42	$497,960,803.21
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.9756342	0.9216255
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4531525	0.4368077
10.	Overcollateralization Target Amount		$6,840,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,840,000.13
12.	Weighted Average Coupon		7.30%
13.	Weighted Average Original Term	months	66.87
14.	Weighted Average Remaining Term	months	40.61
15.	1-Month LIBOR for the interest period ending 1/15/2018		1.47703%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/15/2018		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,313,411.83
	b. Liquidation Proceeds allocable to Finance Charge		$1,176.95
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,314,588.78
18.	Principal:
	a. Collections allocable to Principal		$17,396,652.05
	b. Liquidation Proceeds allocable to Principal		$444,673.99
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$17,841,326.04
19.	Total Finance Charge and Principal Collections (17d + 18d)		$21,155,914.82
20.	Interest Income from Collection Account		$17,238.77
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$21,173,153.59

Available Funds
23.	Available Collections	$21,173,153.59
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$21,173,153.59
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$436,194.84
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$436,194.84
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$451,596.70
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$451,596.70
	m. Class A-4 Monthly Interest	$163,246.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$163,246.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,000.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,000.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$50,190.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$50,190.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$82,674.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$82,674.17

36.	Quaternary Principal Distributable Amount	$11,793,010.08
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$13,013,912.46
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,840,000.13
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,314,588.78
	b. Total Daily Deposits of Principal Collections	$17,841,326.04
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$17,238.77
	e. Total Deposits to Collection Account (sum a - d)	$21,173,153.59
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$436,194.84
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,417,717.75
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,319,241.00
	f. Total Withdrawals from Collection Account (sum a - e)	$21,173,153.59
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$451,596.70
	e. Class A-4 Interest Distribution	$163,246.67
	f. Class B Interest Distribution	$37,000.00
	g. Class C Interest Distribution	$50,190.00
	h. Class D Interest Distribution	$82,674.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$18,633,010.21
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$19,417,717.75
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$19,084,606.91
	e. Class A-4 Distribution	$163,246.67
	f. Class B Distribution	$37,000.00
	g. Class C Distribution	$50,190.00
	h. Class D Distribution	$82,674.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$19,417,717.75

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,319,241.00
	b. Reserve Account surplus (Ln 57)	$2,680.80
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,321,921.80
48.	Withdrawals
	a. Certificateholder Distribution	$1,321,921.80
	b. Total Withdrawals from Certificate Payment Account	$1,321,921.80
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,850,000.05	$2,850,000.05
	b. Note Balance	$497,960,803.21
50.	Required Reserve Account Amount	$2,850,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,850,000.05
52.	Investment Earnings	$2,680.80
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,852,680.85
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$2,680.80
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,850,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$436,194.84
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$19,417,717.75
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,319,241.00
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$2,680.80
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$19,084,606.91
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$163,246.67
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,000.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$50,190.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$82,674.17
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,321,921.80

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	1,019	$14,533,523.50
	b. 61 to 90 days past due	503	$7,377,056.45
	c. 91 to 120 days past due	157	$1,853,880.34
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,679	$23,764,460.29
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		4.7077%

76.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	101	$1,236,358.16
78.	Recoveries	194	$445,850.94
79.	Net Losses (Ln 77 - Ln 78)		$790,507.22
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)		0.1510%

Cumulative Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	1,991	$28,954,917.02
82.	Recoveries	1,614	$12,001,306.08
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$16,953,610.94
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)		1.4872%
85.	Average Net Loss on Defaulted Receivables		$8,515.12

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,192,309,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer